Consolidated Balance Sheets - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	SFr 1,638,612	SFr 3,341,738
Other financial assets	5,130	6,496
Trade and other receivables	20,087	15,513
Prepayments	16,295	169,649
Other short-term assets		7,967
Total current assets	1,680,124	3,541,363
Non-current assets
Right-of-use assets	33,530	41,578
Equipment	707	1,131
Non-current financial assets	7,086	7,089
Investment accounted for using the equity method	3,847,796	7,087,142
Financial assets at fair value through other comprehensive income	285,962
Derivative financial instrument	509,067
Total non-current assets	4,684,148	7,136,940
Total assets	6,364,272	10,678,303
Current liabilities
Current lease liabilities	7,680	7,306
Payables and accruals	1,191,284	794,787
Total current liabilities	1,198,964	802,093
Non-current liabilities
Non-current lease liabilities	27,008	34,688
Retirement benefits obligations	371,608	164,251
Total non-current liabilities	398,616	198,939
Equity
Share capital	2,186,545	1,843,545
Share premium	267,308,174	266,382,670
Other equity	64,620,223	64,620,223
Treasury shares reserve	(1,014,980)	(869,708)
Other reserves	31,757,431	31,062,996
Accumulated deficit	(360,090,701)	(353,362,455)
Total equity	4,766,692	9,677,271
Total liabilities and equity	SFr 6,364,272	SFr 10,678,303